ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended	50 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies Details Narrative
Accumulated (deficit)	$ (109,841)	$ (108,265)	$ (102,390)
Operating losses expiring	2035
General and administrative expenses		$ 2,953